Related party transactions - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [abstract]
Investment commitments amount, related party transactions	¥ 39,047	¥ 39,231